Exhibit 99.1

Wachovia Auto Owner Trust Series 2006-A Statement to Securityholders
Contents
Statement Summary:

		Page
1	Contents	1
2	Distribution Summary	2
3	Security Interest Information	3-4
4	Collection Account Activity	5
5	Collateral Information	6
7	Account Activity	7
8	Additional Reporting	8
Deal Information:

Seller:	Wachovia Bank, National Association	Closing Date:	6/23/2006
Depositor:	Pooled Auto Securities Shelf LLC	First Payment Date:	7/20/2006
Servicer:	Wachovia Bank, National Association	Collateral Collection Period:	Dec-2006
Owner Trustee:	Wilmington Trust Company	Determination Date:	1/17/2007
Indenture Trustee:	U.S. Bank, National Association	Distribution Date:	1/22/2007
Paying Agent:	U.S. Bank, National Association	Last Distribution Date:	12/20/2006
		Next Distribution Date:	2/20/2007

Wachovia Bank, N.A. 301 S. College Street Charlotte, NC 28288-5578 www.wachovia.com	Jing Chen Assistant Vice President (949)-753-3608 star.abs@wachovia.com
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Wachovia Auto Owner Trust
Series 2006-A
Statement to Securityholders
Distribution Summary
Distribution Date: 01/22/07

			Original	Beginning			Current		Ending
		Security	Security	Security			Realized	Total	Security
Class	Cusip	Rate	Balance	Balance	Interest	Principal	Loss	Distribution	Balance
A-1	92977FAA0	5.313210%	230,000,000.00	28,887,731.46	140,696.04	28,887,731.46	0.00	29,028,427.50	0.00
Factors per Thousand				125.59883243	0.61172191	125.59883243		126.21055435	0.00000000
A-2	92977FAB8	5.410000%	287,000,000.00	287,000,000.00	1,293,891.67	4,321,437.37	0.00	5,615,329.04	282,678,562.63
Factors per Thousand				1000.00000000	4.50833334	15.05727307		19.56560641	984.94272693
A-3	92977FAC6	5.350000%	420,000,000.00	420,000,000.00	1,872,500.00	0.00	0.00	1,872,500.00	420,000,000.00
Factors per Thousand				1000.00000000	4.45833333	0.00000000		4.45833333	1000.00000000
A-4	92977FAD4	5.380000%	317,000,000.00	317,000,000.00	1,421,216.67	0.00	0.00	1,421,216.67	317,000,000.00
Factors per Thousand				1000.00000000	4.48333334	0.00000000		4.48333334	1000.00000000
B	92977FAE2	5.760000%	46,000,000.00	46,000,000.00	220,800.00	0.00	0.00	220,800.00	46,000,000.00
Factors per Thousand				1000.00000000	4.80000000	0.00000000		4.80000000	1000.00000000
Certificates	n/a	n/a	n/a	n/a	801,756.16	0.00	0.00	801,756.16	n/a
Totals			1,300,000,000.00	1,098,887,731.46	5,750,860.54	33,209,168.83	0.00	38,960,029.37	1,065,678,562.63

Wachovia Bank, N.A. 301 S. College Street Charlotte, NC 28288-5578 www.wachovia.com	Jing Chen Assistant Vice President (949)-753-3608 star.abs@wachovia.com

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Wachovia Auto Owner Trust
Series 2006-A
Statement to Securityholders
Distribution Date: 01/22/07
Security Interest Information

		Type of	Accrual	Interest		Expiration	S & P	Fitch
Class	Cusip	Security	Period	Type	Rate	Date	Original Rating*	Original Rating*
A-1	92977FAA0	Senior	Actual/360	Fixed	5.31321%	06/20/07	A-1+	F1+
A-2	92977FAB8	Senior	30/360	Fixed	5.410%	04/20/09	AAA	AAA
A-3	92977FAC6	Senior	30/360	Fixed	5.350%	02/22/11	AAA	AAA
A-4	92977FAD4	Senior	30/360	Fixed	5.380%	03/20/13	AAA	AAA
B	92977FAE2	Subordinate	30/360	Fixed	5.760%	03/20/13	BBB	BBB
*Original Rating of the Offered Notes per the Prospectus Supplement dated June 14, 2006.

Wachovia Bank, N.A. 301 S. College Street Charlotte, NC 28288-5578 www.wachovia.com	Jing Chen Assistant Vice President (949)-753-3608 star.abs@wachovia.com
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Wachovia Auto Owner Trust
Series 2006-A
Statement to Securityholders
Distribution Date: 01/22/07
Security Interest Detail

		Current	Current	Current Interest	Current Interest	Outstanding Interest
Class	Cusip	Interest Due	Interest Paid	Carryover Shortfall	Carryover Shortfall Paid	Carryover Shortfall
A-1	92977FAA0	140,696.04	140,696.04	0.00	0.00	0.00
A-2	92977FAB8	1,293,891.67	1,293,891.67	0.00	0.00	0.00
A-3	92977FAC6	1,872,500.00	1,872,500.00	0.00	0.00	0.00
A-4	92977FAD4	1,421,216.67	1,421,216.67	0.00	0.00	0.00
B	92977FAE2	220,800.00	220,800.00	0.00	0.00	0.00

Wachovia Bank, N.A. 301 S. College Street Charlotte, NC 28288-5578 www.wachovia.com	Jing Chen Assistant Vice President (949)-753-3608 star.abs@wachovia.com
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Wachovia Auto Owner Trust
Series 2006-A
Statement to Securityholders
Distribution Date: 01/22/07
Collection Activity

Interest
Gross Interest Collected	7,247,336.73
*Collection Account Earnings	0.00

Total Interest Collected	7,247,336.73

Principal
Principal Collected	31,337,181.74
Liquidation Proceeds	453,914.16
Recoveries	360,149.10
Purchase Amount	0.00

Total Principal Collected	32,151,245.00

Available Collections	39,398,581.73

Additional Funds
Reserve Fund Draw Amount	0.00
Negative Carry Account Draw Amount	0.00
Investment Earnings on Pre-Funding Account	0.00

Total Additional Funds Collected	0.00

Available Funds	39,398,581.73

*In the event collections are required to be deposited daily pursuant to Section 4.02 of the Sale and Servicing Agreement.

Wachovia Bank, N.A. 301 S. College Street Charlotte, NC 28288-5578 www.wachovia.com	Jing Chen Assistant Vice President (949)-753-3608 star.abs@wachovia.com
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Wachovia Auto Owner Trust
Series 2006-A
Statement to Securityholders
Distribution Date: 01/22/07
Collateral Information

Periodic Information
Beginning Collateral Balance	1,117,891,893.65
Ending Collateral Balance	1,084,108,405.52
Beginning Number of Loans	57,874
Ending Number of Loans	56,979
Net Losses on Receivables	1,632,243.13
Defaulted Receivables	2,446,306.39
WAC	8.149%
WA Remaining Term	56.30

Original Information Cutoff Date	5/31/2006	8/31/2006	Aggregate
Collateral Balance	956,734,813.92	355,733,824.28	1,312,468,638.20
Number of Loans	45,525	17,230	62,755
WAC	8.010%	8.470%	8.130%
WA Remaining Term	62.01	63.22	62.34

Overcollateralization Information
Regular Overcollateralization Target Amount	13,551,355.07
Yield Supplement Overcollateralization Target Amount	4,878,487.82
Regular Overcollateralization Amount	13,551,355.07
Yield Supplement Overcollateralization Amount	4,878,487.82
* Beginning Overcollateralization Amount	19,004,162.19
* Ending Overcollateralization Amount	18,429,842.89
Overcollateralization Increase / (Decrease)	(574,319.30)

Delinquencies	#	$	%
30-59 Days	721	15,525,786.97	1.432%
60-89 Days	186	4,354,541.74	0.402%
90+ Days	133	3,296,581.59	0.304%

Total	1040	23,176,910.30	2.138%
* Aggregate balance of the Regular and Yield Supplement Overcollateralization amounts.

Wachovia Bank, N.A. 301 S. College Street Charlotte, NC 28288-5578 www.wachovia.com	Jing Chen Assistant Vice President (949)-753-3608 star.abs@wachovia.com
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Wachovia Auto Owner Trust
Series 2006-A
Statement to Securityholders
Distribution Date: 01/22/07
Account Activity
Reserve Fund Account

Required Reserve Fund Amount	6,562,343.19
Reserve Fund Deficiency	0.00
Reserve Fund Excess	27,235.93

Beginning Balance	6,562,343.19
Investment Earnings	27,235.93
Subsequent Transfer Deposit	0.00
Deposits	0.00
Draw	0.00
To Certificateholders	(27,235.93)

Ending Balance	6,562,343.19
Negative Carry Account

Beginning Balance	0.00
Investment Earnings	0.00
Draw	0.00

Ending Balance	0.00
Pre-Funding Account

Beginning Balance	0.00
Investment Earnings	0.00
Amount to Acquire Subsequent Receivables	0.00
Draw of Investment Earnings for Available Funds	0.00
Remaining Principal to Note Payment Account	0.00

Ending Balance	0.00

Wachovia Bank, N.A. 301 S. College Street Charlotte, NC 28288-5578 www.wachovia.com	Jing Chen Assistant Vice President (949)-753-3608 star.abs@wachovia.com
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Wachovia Auto Owner Trust
Series 2006-A
Statement to Securityholders
Distribution Date: 01/22/07
Additional Reporting Items
Waterfall (2.08 of Indenture)

(a)	Available Funds (pg. 5)		39,398,581.73

	(i)	Servicing Fee and Nonrecoverable Advances	465,788.29
	(ii)	Total Trustee Fees	0.00
	(iii)	Class A Interest Distributable Amount	4,728,304.38
	(iv)	Priority Principal Distributable Amount	0.00
	(v)	Class B Interest Distributable Amount	220,800.00
	(vi)	Secondary Principal Distributable Amount	33,209,168.83

			38,624,061.50

	(vii)	Reserve Fund Deficiency	0.00
	(viii)	Transition Costs and Addt’l Servicing Fee	0.00
	(ix)	Prior Unpaid Total Trustee Fees	0.00
	(x)	Excess Collections to the Certificateholders	774,520.23

			39,398,581.73

	(b)	Prefunding Account Principal Draw (pg. 9)
		to Noteholders as Principal	0.00

	4.07 (d)	of Sale and Servicing Agreement: Excess
	Reserve Fund Amount to Certificateholders		27,235.93

Total Distribution			39,425,817.66
Additional Information

Aggregate Purchased Receivables	0.00
Nonrecoverable Advances	0.00
Cumulative Net Losses on Receivables	6,451,663.49
Cumulative Net Loss %	0.49157%
Sequential Payment Trigger	0.7500%
Cumulative Net Loss % <= Sequential Payment Trigger?	Yes

Required Payment Amount	20,194,218.61

The portion of the Secondary Principal Distributable Amount included in the Required Payment Amount	14,779,325.94
Servicing & Trustee Fees

Monthly Servicing Fee	465,788.29
Amount unpaid from prior months	0.00

Total Servicing Fee	465,788.29

Monthly Trustee Fees	0.00
Amount unpaid from prior months	0.00

Total Trustee Fee	0.00

Wachovia Bank, N.A. 301 S. College Street Charlotte, NC 28288-5578 www.wachovia.com	Jing Chen Assistant Vice President (949)-753-3608 star.abs@wachovia.com
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